Net Earnings Per Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method
Net earnings		$ 64.0		$ 70.0		$ 67.0		$ 69.0		$ (15.0)		$ 27.0		$ 25.0		$ 36.0		$ 270.0	[1]	$ 73.0	[1]	$ 18.0	[1]
Net earnings attributable to noncontrolling interest	[1]																	(20.0)		(3.0)		0.0
Special allocation of net earnings	[2]																	0.0		7.0		0.0
Net earnings attributable to partners, excluding Special Allocation	[3]																	250.0		77.0		18.0
General partner’s distributions																		(75.0)		(46.0)		(13.0)
Limited partners’ distributions																		259.0		171.0		103.0
Allocation of distributions greater than earnings																		$ (84.0)		$ (140.0)		$ (98.0)
Weighted average limited partner units outstanding:
Common units - basic (units)																		84.7		54.2		31.5
Common unit equivalents																		0.1		0.0		0.1
Common units - diluted (units)																		84.8		54.2		31.6
Subordinated units - basic and diluted (units)	[4]																	0.0		5.6		15.3
Net earnings per limited partner unit:
Common - basic (dollars per unit)		$ 0.49	[5]	$ 0.62	[5]	$ 0.60	[5]	$ 0.63	[5]	$ (0.34)	[5]	$ 0.33	[5]	$ 0.45	[5]	$ 0.64	[5]	$ 2.33	[5]	$ 0.96	[5]	$ 1.48
Common - diluted (dollars per unit)		$ 0.49	[5]	$ 0.62	[5]	$ 0.60	[5]	$ 0.63	[5]	(0.34)	[5]	0.33	[5]	0.45	[5]	0.64	[5]	2.33	[5]	0.96	[5]	1.47
Subordinated - basic and diluted (dollars per unit)										$ 0.00	[5]	$ 0.00	[5]	$ 0.45	[5]	$ 0.64	[5]	$ 0.00		$ 0.62	[5]	$ 1.35
Footnote
Loss attributable to Predecessors	[1]																	$ 22.0	[6]	$ 29.0	[7]	$ 62.0
Maximum percentage distribution to general partner																		50.00%
Minimum distribution level for IDRs																		0.388125
Subordinated units effective conversion date																		May 16, 2014
General Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method
General partner’s distributions																		$ (6.0)		(5.0)		(2.0)
General partner’s IDRs	[8],[9]																	(69.0)		(41.0)		(11.0)
Allocation of distributions greater than earnings	[3]																	(23.0)		(32.0)		(63.0)
Total partner’s earnings																		52.0		14.0		(50.0)
Footnote
Loss attributable to Predecessors																		0.0		0.0		0.0
Limited Partner, Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method
Special allocation of net earnings																		0.0		(7.0)		0.0
Limited partners’ distributions																		259.0		157.0		71.0
Allocation of distributions greater than earnings																		(61.0)		(98.0)		(23.0)
Total partner’s earnings																		198.0		52.0		48.0
Footnote
Loss attributable to Predecessors																		0.0		0.0		0.0
Limited Partner, Subordinated units
Earnings Per Share, Basic, by Common Class, Including Two Class Method
Limited partners’ distributions	[4]																	0.0		14.0		32.0
Allocation of distributions greater than earnings	[4]																	0.0		(10.0)		(12.0)
Total partner’s earnings	[4]																	0.0		4.0		20.0
Footnote
Loss attributable to Predecessors																		0.0		$ 0.0		$ 0.0
Rockies Natural Gas Business Acquisition
Footnote
General partner distributions forfeited																		$ 10.0

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to TLLP common unitholders for the premium paid in connection with the redemption of the senior notes during the year ended December 31, 2014.
[3]	In April 2015, the FASB issued ASU 2015-06 concerning historical earnings per unit for master limited partnership drop down transactions. We have revised the historical allocation of general partner earnings to include the Predecessor losses TLLP recognized of $22 million, $29 million, and $62 million during the years ended December 31, 2015, 2014, and 2013. See Note 1 for additional information on the new guidance.
[4]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.
[5]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.
[6]	Amounts attributable to Predecessors have been reflected in the Parent column.
[7]	Amounts attributable to Predecessors have been reflected in the Parent column.
[8]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waved by TLGP in connection with the Rockies Natural Gas Business Acquisition. See Note 12 for further discussion related to IDRs.
[9]	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.